Employee Benefits - Benefits Expected to be Paid (Details) - Pension Plan $ in Thousands	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2023	$ 45,367
2024	34,286
2025	37,454
2026	38,296
2027	37,915
In aggregate for 2028-2032	$ 202,187